Schedule Of Contingent Stock And Contingent Warrant Assumptions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk- Free interest rate	2.77%
Expected Volatility	93.47%
Dividend rate	0.00%	0.00%	0.00%
Contingent Stock [Member]
Expected term (years)		6 months
Risk- Free interest rate		0.13%
Expected Volatility		99.00%
Dividend rate		0.00%
Contingent Warrant [Member]
Expected term (years)		5 years 6 months
Risk- Free interest rate		1.27%
Expected Volatility		92.00%
Dividend rate		0.00%